RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING [Text Block]
7.	RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

For the year ended December 31, 2018, the Company carried out a number of transactions with related parties in the normal course of business. These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.

The following are related party transactions and amounts owing at December 31, 2018 that are not otherwise disclosed elsewhere:

a)

For the year ended December 31, 2018, the Company paid management fees of $21,225 (2017 – $23,103; 2016 – $41,514) to companies controlled by former officers and directors; and salaries of $Nil (2017 – $57,758; 2016 – $135,864) to an officer of the Company and spouse.

b)	The Company recorded share-based compensation of $27,148 (2017 – $191,082; 2016 – $64,403) as consulting fees and salaries paid to directors and officers for the year ended December 31, 2018.

d)

As of December 31, 2018, the Company recorded in accounts payable and accrued liabilities: (i) $14,557 (2017 – $7,533) owed to a company controlled by a former director; (ii) $19,241 (2017 – $6,277) owed to a company controlled by a former officer; and (iii) $3,635 (2017 – $6,344) owed to a former director of the Company. The amounts owed are unsecured, non-interest bearing and due on demand.

e)	As of December 31, 2018, $1,469,663 (2017 – $986,726) had been advanced by the President and a director of the Company; The advances were unsecured, non-interest bearing and due on demand.

f)	On December 30, 2016, the Company converted $7,863,855 of amounts owed to related parties into 7,863,855 Class A Preferred Shares at a price of $1.00 per Class A Preferred Share.